Financial Instruments - Schedule of Changes in Assets, Level 3 Fair Value, Investments Held at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Balance at beginning of period	$ 575,738
Cash purchase of Vor preferred shares	0	$ 19,961	$ 0
Gain/(loss) on changes in fair value	77,945
Balance at end of period	479,146	575,738
Vor
Disclosure of financial assets [line items]
Balance at end of period	6,012
Vedanta
Disclosure of financial assets [line items]
Balance at end of period	14,153
Level 3 of fair value hierarchy
Disclosure of financial assets [line items]
Balance at beginning of period	29,094
Balance at end of period	29,472	29,094
Investments held at fair value
Disclosure of financial assets [line items]
Balance at beginning of period	251,892
Balance at end of period	317,841	251,892
Investments held at fair value | Level 3 of fair value hierarchy
Disclosure of financial assets [line items]
Balance at beginning of period	12,593	239,533	206,892
Reclassification of Akili to level 1 investment		(128,764)
Gain/(loss) on changes in fair value	(9,299)	(31,253)	65,505
Balance at end of period	24,872	12,593	239,533
Investments held at fair value | Level 3 of fair value hierarchy | Vor
Disclosure of financial assets [line items]
Cash purchase of Vor preferred shares			500
Reclassification of Vor from level 3 to level 1			$ (33,365)
Investments held at fair value | Level 3 of fair value hierarchy | Sonde
Disclosure of financial assets [line items]
Deconsolidation of subsidiary		11,168
Investments held at fair value | Level 3 of fair value hierarchy | Gelesis
Disclosure of financial assets [line items]
Gelesis Earn-out Shares received in the SPAC exchange		14,214
Exchange of Gelesis preferred shares to Gelesis common shares		$ (92,303)
Investment in Gelesis 2023 Warrants	1,121
Investments held at fair value | Level 3 of fair value hierarchy | Vedanta
Disclosure of financial assets [line items]
Deconsolidation of subsidiary	$ 20,456